Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Settlement Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Third party payment processors	$ 75,573	$ 78,058
Distribution partners	72,201	71,794
Total	$ 147,774	$ 149,852